RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2024
RELATED PARTY TRANSACTIONS
Schedule of significant related parties and their relationships with the Group

Related Party	Relationship with the Group
Ziroom Inc. and its subsidiaries (“Ziroom”)	A group which management or operating policies significantly influenced by a director of the Company
Yuanjing Mingde (Beijing) Holding Group Co., Ltd. and its subsidiaries (“Yuanjing Mingde”)	A group which management or operating policies significantly influenced by a director and/or a principal shareholder of the Company
IFM Investments Limited (“IFM”)	An affiliate company of the Group
Shengdu Home Renovation Co., Ltd. (“Shengdu”)	An affiliate company of the Group
Shanghai Xinhewan Industrial Development Co., Ltd. (“Xinhewan”)	An affiliate company of the Group
Brokerage firms	Firms that the Group has significant influence in
Tencent Holdings Limited, its subsidiaries and its controlled affiliated entities (“Tencent”)	Principal owner of the Group
Suofeiya Shengdu Home (Zhejiang) Co., Ltd. (“Suofeiya Shengdu”)	An affiliate company of the Group

Schedule of revenues from, services provided by, and other income from related parties

	For the Year Ended December 31,
	2022	2023	2024
	RMB	RMB	RMB

	(in thousands)
Revenues from related parties
Commission support services provided to brokerage firms	441,471	606,062	473,539
Platform services provided to IFM	65,258	91,825	98,180
Online marketing services provided to Ziroom	90,262	74,961	55,386
Agency services provided to Ziroom	34,197	51,118	16,185
Platform and franchise services provided to brokerage firms	13,011	27,184	24,325
Agency services provided to Yuanjing Mingde	5,183	6,901	2,192
Technical services provided to Tencent	745	—	—
Agency services and other services provided to Shengdu	8,700	—	—
Others	5,376	7,596	7,360
Total	664,203	865,647	677,167

	For the Year Ended December 31,
	2022	2023	2024
	RMB	RMB	RMB

	(in thousands)
Purchase services and goods from related parties
Referral services from brokerage firms	673,972	853,139	602,845
Online marketing and technical services from Tencent	159,564	122,452	186,970
Purchase of home furnishing from Suofeiya Shengdu	1,595	144,119	111,541
Rental and property management services from Yuanjing Mingde	27,379	21,882	13,949
Referral services from IFM	5,590	6,339	5,618
Services from Ziroom	8,131	10,661	4,774
Others	1,122	35,917	3,464
Total	877,353	1,194,509	929,161

	For the Year Ended December 31,
	2022	2023	2024
	RMB	RMB	RMB

	(in thousands)
Other income, net
Interest income from loans provided to Xinhewan	4,301	—	—
Interest income and debt settlement expense related to loans provided to IFM	(753)	5,076	3,421
Interest income from loans provided to others	2,406	1,911	3,589
Total	5,954	6,987	7,010

Schedule of lease balances and transactions with related parties

	For the Year Ended December 31,
	2022	2023	2024
	RMB	RMB	RMB

	(in thousands)
Operating lease cost related to lease with related parties
Operating lease cost related to lease with Yuanjing Mingde	18,092	12,133	6,050
Operating lease cost related to lease with Ziroom	175	72	—
Operating lease cost related to lease with brokerage firms	—	35	42
Total	18,267	12,240	6,092

	For the Year Ended December 31,
	2022	2023	2024
	RMB	RMB	RMB

	(in thousands)
Operating lease income from related parties
Operating lease income from Suofeiya Shengdu	2,219	3,046	3,895
Total	2,219	3,046	3,895

	As of December 31,
	2023	2024
	RMB	RMB

	(in thousands)
Operating Leases
Store leases from Yuanjing Mingde	69,391	—
Administrative office leases from brokerage firms	48	7
Total operating lease assets	69,439	7
Operating lease liabilities, current from Yuanjing Mingde	4,509	—
Operating lease liabilities, current from brokerage firms	41	7
Operating lease liabilities, non-current from Yuanjing Mingde	70,940	—
Operating lease liabilities, non-current from brokerage firms	7	—
Total operating lease liabilities	75,497	7

Schedule of amounts due from, due to, and prepayments to related parties

	As of December 31,
	2023	2024
	RMB	RMB

	(in thousands)
Amounts due from and prepayments to related parties
Ziroom	350,047	337,752
IFM	3,128	4,170
Yuanjing Mingde	7,668	—
Tencent	2,542	3,115
Brokerage firms	20,713	20,074
Others	35,172	14,107
Total	419,270	379,218

Amounts due to related parties
Tencent	35,002	52,645
Ziroom	35,282	27,940
IFM	31,299	39,252
Yuanjing Mingde	17,819	—
Brokerage firms	302,246	271,125
Others	8,702	484
Total	430,350	391,446

Schedule of loan receivables from related parties

	As of December 31,
	2023	2024
	RMB	RMB

	(in thousands)
Loan receivables from related parties
Short‑term loans to IFM	15,000	10,000
Short-term loans to others (a)	13,030	8,797
Long-term loans to IFM	27,000	22,360
Long-term loans to others (a)	—	109,050
Total	55,030	150,207
(a)	The balance of loans includes loans the Group provided to entities that the Group has significant influence in, net of allowance for credit loss.